Commitments- Investment commitments (Details) - CNY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Acquisition of investment securities and equity investees, various arrangements | Maximum
Investment commitments
Amount committed	¥ 65,597	¥ 5,364